Master Trust's Investment Measured at Fair Value (Details) - Disney Hourly Savings and Investment Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 18,029,697	$ 15,609,917
Disney Stock Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,231,266	1,303,430
Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,162,819	2,182,540
Investments
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,394,085	3,485,970
Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	14,635,612	12,123,947
Fair Value, Inputs, Level 1 | Disney Stock Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,231,266	1,303,430
Fair Value, Inputs, Level 1 | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,162,819	2,182,540
Fair Value, Inputs, Level 1 | Investments
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 3,394,085	$ 3,485,970